CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
OPERATING ACTIVITIES:
Net income	$ 10,039,117	$ 4,205,870	$ 8,473,798
Adjustments to reconcile net income to net cash from operating activities:
Depreciation and amortization expense	11,799,691	8,950,435	7,754,938
Provision for deferred taxes	1,478,135	5,923,741
Loss (gain) on disposals of equipment, software and other assets	2,647,840	(138,021)	12,048
Other	758,170	619,415	113,062
Changes in assets and liabilities:
Accounts receivable	(14,499,673)	(9,890,838)	(5,123,460)
Premiums receivable	(10,372,261)	(17,350,115)	(9,150,154)
Due from member			8,083,609
Commission receivable	(8,163,640)	(4,465,110)	(5,584,168)
Prepaid expenses and other assets	(8,548,723)	(8,016,892)	(9,535,162)
Deferred acquisition costs	(11,763,622)	(18,947,474)	(9,359,356)
Accounts payable	4,596,632	479,020	(299,773)
Losses payable	5,242,890	4,959,902	5,312,845
Provision for unpaid losses and loss adjustment expenses	22,404,232	13,862,603	11,476,773
Unearned premiums	25,600,824	41,086,326	20,090,473
Commissions payable	7,569,848	14,581,234	7,611,735
Due to insurers	9,365,860	5,131,025	4,563,720
Advanced premiums	1,500,430	1,867,169	2,304,785
Accrued expenses	13,429,473	3,672,826	6,586,442
Contract liabilities	22,214,389	3,162,805	2,273,559
Other current liabilities	(725,793)	397,500	540,000
Net cash from operating activities	84,573,819	50,091,421	46,145,714
INVESTING ACTIVITIES:
Purchases of property and equipment and software	(38,257,682)	(9,404,491)	(7,890,086)
Business combinations and asset acquisitions - net of cash acquired	(8,875,482)	(11,245,481)
Purchase of other assets	(359,203)	(416,166)	(511,088)
Proceeds from sale of intangible assets	95,000
Proceeds from sale of property and equipment	8,435	9,960	8,000
Net cash used in investing activities	(47,388,932)	(21,056,178)	(8,393,174)
FINANCING ACTIVITIES:
Payments on long-term debt	(29,100,000)	(74,650,000)
Proceeds from long-term debt	73,000,000	25,800,000	10,000,000
Repayments of notes receivable related parties		(150,000)	(150,000)
Contribution from minority interest	250,000
Contributions from members			2,385,000
Distributions to members	(4,000,000)
Debt issuance costs	(202,375)
Newly issued units less transaction costs		(89,091,428)
Net cash from financing activities	39,947,625	40,091,428	12,235,000
EFFECT OF FOREIGN CURRENCY EXCHANGE RATES ON CASH	884,922	224,879	(515,805)
NET INCREASE IN CASH, CASH EQUIVALENTS AND RESTRICTED CASH AND CASH EQUIVALENTS	78,017,434	69,351,550	49,471,735
CASH AND CASH EQUIVALENTS AND RESTRICTED CASH AND CASH EQUIVALENTS - Beginning of year	221,060,849	151,709,299	102,237,564
CASH AND CASH EQUIVALENTS AND RESTRICTED CASH AND CASH EQUIVALENTS - September 30 .	299,078,283	221,060,849	151,709,299
NON-CASH INVESTING ACTIVITIES:
Purchase of property and equipment	6,860,838	304,233	62,696
Business combination and asset acquisition	9,523,666	3,925,000
CASH PAID FOR:
Interest	1,507,932	2,804,490	606,204
Income tax	$ 3,873,893	$ 265,728	$ 82,392